Average Annual Total Returns			12 Months Ended		60 Months Ended		120 Months Ended		196 Months Ended	242 Months Ended	304 Months Ended					412 Months Ended
		Aug. 31, 2024	Dec. 31, 2023		Dec. 31, 2023		Dec. 31, 2023		Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023		Dec. 31, 2023		Dec. 31, 2023	Dec. 31, 2023
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			5.50%		1.96%		2.40%									4.19%	[1]
Performance Inception Date		Sep. 05, 1989
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			5.49%		1.92%		2.38%									4.14%	[1]
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | STET INTERMEDIATE TERM MUNICIPAL FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			4.34%		2.05%		2.42%									4.11%	[1]
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[2]		6.40%		2.25%		3.03%									5.16%	[1]
STET INTERMEDIATE TERM MUNICIPAL FUND - Class F Prospectus | Bloomberg 3-15 Year Municipal Blend Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg 3-15 Year Municipal Blend Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[1]		5.44%		2.25%		2.73%
STET SHORT DURATION MUNICIPAL FUND - Class F Prospectus | STET SHORT DURATION MUNICIPAL FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.62%		1.14%		0.81%			1.38%
Performance Inception Date		Nov. 13, 2003
STET SHORT DURATION MUNICIPAL FUND - Class F Prospectus | STET SHORT DURATION MUNICIPAL FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.61%		1.14%		0.81%			1.37%
STET SHORT DURATION MUNICIPAL FUND - Class F Prospectus | STET SHORT DURATION MUNICIPAL FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.02%		1.16%		0.83%			1.38%
STET SHORT DURATION MUNICIPAL FUND - Class F Prospectus | Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			6.40%		2.25%		3.03%			3.70%
STET SHORT DURATION MUNICIPAL FUND - Class F Prospectus | Bloomberg 1-Year Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg 1-Year Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			3.39%		1.34%		1.09%			1.66%
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.32%		1.23%		1.79%				3.25%
Performance Inception Date		Aug. 19, 1998
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.32%		1.17%		1.73%				3.17%
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.20%		1.31%		1.79%				3.17%
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[3]		6.40%		2.25%		3.03%				4.10%
STET CALIFORNIA MUNICIPAL BOND FUND - Class F Prospectus | Bloomberg California Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg California Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.94%		1.94%		2.47%				4.00%
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.22%		1.31%		1.77%				3.24%
Performance Inception Date		Aug. 19, 1998
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.20%		1.24%		1.69%				3.15%
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.08%		1.33%		1.74%				3.15%
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[4]		6.40%		2.25%		3.03%				4.10%
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class F Prospectus | Bloomberg Massachusetts Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Massachusetts Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.71%		2.05%		2.53%				4.03%
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.16%		1.39%		1.73%						3.00%
Performance Inception Date		Aug. 18, 1998
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.13%		1.37%		1.70%						2.96%
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.24%		1.49%		1.79%						2.97%
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[5]		6.40%		2.25%		3.03%						4.10%
STET NEW JERSEY MUNICIPAL BOND FUND - Class F Prospectus | Bloomberg 3-10 Year Municipal Blend Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg 3-10 Year Municipal Blend Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.77%		2.04%		2.34%						3.72%
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			4.67%		1.58%		1.84%						3.20%
Performance Inception Date		Aug. 18, 1998
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			4.64%		1.48%		1.76%						3.12%
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | STET NEW YORK MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.45%		1.58%		1.81%						3.11%
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[6]		6.40%		2.25%		3.03%						4.10%
STET NEW YORK MUNICIPAL BOND FUND - Class F Prospectus | Bloomberg New York Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg New York Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			5.16%		2.17%		2.55%						3.95%
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			3.99%		1.53%		1.84%								3.13%
Performance Inception Date		Aug. 26, 1998
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			3.98%		1.49%		1.82%								3.10%
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			3.09%		1.58%		1.84%								3.12%
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[7]		6.40%		2.25%		3.03%								4.11%
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class F Prospectus | Bloomberg Pennsylvania Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Pennsylvania Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			4.90%		2.39%		2.81%								4.06%
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent			6.87%		2.85%		4.14%		4.10%
Performance Inception Date		Sep. 04, 2007
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent			6.05%		2.05%		3.31%		3.30%
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | STET TAX-ADVANTAGED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A) | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent			5.20%		2.47%		3.43%		3.41%
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			6.40%		2.25%		3.03%		3.66%
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | Bloomberg High Yield Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg High Yield Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			9.21%		3.49%		5.00%		4.44%
STET TAX-ADVANTAGED INCOME FUND - Class F Prospectus | The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			8.09%		3.02%		4.23%		4.17%
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | STET INTERMEDIATE-TERM MUNICIPAL FUND - CLASS Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[8]		5.67%		2.20%		2.62%									4.25%	[9]
Performance Inception Date	[8]	Sep. 05, 1989
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | STET INTERMEDIATE-TERM MUNICIPAL FUND - CLASS Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[8]		5.66%		2.16%		2.80%									4.27%	[9]
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | STET INTERMEDIATE-TERM MUNICIPAL FUND - CLASS Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[8]		4.54%		2.30%		2.84%									4.24%	[9]
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[8],[10]		6.40%		2.25%		3.03%									5.16%	[9]
STET INTERMEDIATE TERM MUNICIPAL FUND - Class Y Prospectus | Bloomberg 3-15 Year Municipal Blend Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg 3-15 Year Municipal Blend Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[8],[9]		5.44%		2.25%		2.73%
STET SHORT DURATION MUNICIPAL FUND - Class Y Prospectus | STET SHORT DURATION MUNICIPAL FUND - CLASS Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[11]		3.77%		1.37%		1.01%			1.48%
Performance Inception Date	[11]	Nov. 13, 2003
STET SHORT DURATION MUNICIPAL FUND - Class Y Prospectus | STET SHORT DURATION MUNICIPAL FUND - CLASS Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[11]		3.77%		1.37%		1.04%			1.49%
STET SHORT DURATION MUNICIPAL FUND - Class Y Prospectus | STET SHORT DURATION MUNICIPAL FUND - CLASS Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[11]		3.21%		1.39%		1.07%			1.50%
STET SHORT DURATION MUNICIPAL FUND - Class Y Prospectus | Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[11]		6.40%		2.25%		3.03%			3.70%
STET SHORT DURATION MUNICIPAL FUND - Class Y Prospectus | Bloomberg 1-Year Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg 1-Year Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[11]		3.39%		1.34%		1.09%			1.66%
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND - CLASS Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[12]		4.45%		1.38%		1.91%				3.30%
Performance Inception Date	[12]	Aug. 19, 1998
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND - CLASS Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[12]		4.44%		1.32%		1.89%				3.24%
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | STET CALIFORNIA MUNICIPAL BOND FUND - CLASS Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[12]		3.33%		1.46%		1.96%				3.23%
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[12],[13]		6.40%		2.25%		3.03%				4.10%
STET CALIFORNIA MUNICIPAL BOND FUND - Class Y Prospectus | Bloomberg California Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg California Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[12]		4.94%		1.94%		2.47%				4.00%
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND - CLASS Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[14]		4.27%		1.46%		1.88%				3.29%
Performance Inception Date	[14]	Aug. 19, 1998
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND - CLASS Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[14]		4.25%		1.39%		1.88%				3.23%
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET MASSACHUSETTS MUNICIPAL BOND FUND - CLASS Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[14]		3.17%		1.48%		1.94%				3.23%
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND - CLASS Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[15]		4.42%		1.54%		1.85%						3.05%
Performance Inception Date	[15]	Aug. 18, 1998
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND - CLASS Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[15]		4.39%		1.52%		1.86%						3.02%
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW JERSEY MUNICIPAL BOND FUND - CLASS Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[15]		3.46%		1.64%		1.94%						3.03%
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent			6.40%	[14],[16],[17]	2.25%	[14],[16],[17]	3.03%	[14],[16],[17]			4.10%	[14],[17]	4.10%	[15],[16]
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | Bloomberg Massachusetts Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Massachusetts Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[14]		4.71%		2.05%		2.53%				4.03%
STET MASSACHUSETTS MUNICIPAL BOND FUND - Class Y Prospectus | Bloomberg 3-10 Year Municipal Blend Index Return(reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg 3-10 Year Municipal Blend Index Return(reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[15]		4.77%		2.04%		2.34%						3.72%
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND - CLASS Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[18]		4.83%		1.71%		1.95%						3.24%
Performance Inception Date	[18]	Aug. 18, 1998
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND - CLASS Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[18]		4.80%		1.62%		1.91%						3.18%
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | STET NEW YORK MUNICIPAL BOND FUND - CLASS Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[18]		3.60%		1.72%		1.96%						3.17%
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[18],[19]		6.40%		2.25%		3.03%						4.10%
STET NEW YORK MUNICIPAL BOND FUND - Class Y Prospectus | Bloomberg New York Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg New York Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[18]		5.16%		2.17%		2.55%						3.95%
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[20]		4.15%		1.68%		1.96%								3.18%
Performance Inception Date	[20]	Aug. 26, 1998
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[20]		4.14%		1.64%		1.96%								3.15%
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[20]		3.24%		1.72%		1.99%								3.17%
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[20],[21]		6.40%		2.25%		3.03%								4.11%
STET PENNSYLVANIA MUNICIPAL BOND FUND - Class Y Prospectus | Bloomberg Pennsylvania Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg Pennsylvania Intermediate Municipal Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[20]		4.90%		2.39%		2.81%								4.06%
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND - CLASS Y
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return Before Taxes
Average Annual Return, Percent	[22]		7.13%		3.10%		4.34%		4.23%
Performance Inception Date	[22]	Sep. 04, 2007
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND - CLASS Y | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions
Average Annual Return, Percent	[22]		6.27%		2.26%		3.77%		3.59%
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | STET TAX-ADVANTAGED INCOME FUND - CLASS Y | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	[22]		5.42%		2.68%		3.90%		3.71%
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg U.S. Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[22]		6.40%		2.25%		3.03%		3.66%
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | Bloomberg High Yield Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		Bloomberg High Yield Municipal Bond Index Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[22]		9.21%		3.49%		5.00%		4.44%
STET TAX-ADVANTAGED INCOME FUND - Class Y Prospectus | The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]		The Fund's 60/40 Blended Benchmark Return (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent	[22]		8.09%		3.02%		4.23%		4.17%

[1]	The Bloomberg 3-15 Year Municipal Blend Index returns for the "Since Inception" period are not provided because index returns are not available prior to June 30, 1993.
[2]	Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (9/5/1989 – 9/30/1989). Annualization calculation of the inception to date returns is based on the actual inception date (9/5/1989).
[3]	Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (8/19/1998 – 8/31/1998). Annualization calculation of the inception to date returns is based on the actual inception date (8/19/1998).
[4]	Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (8/19/1998 – 8/31/1998). Annualization calculation of the inception to date returns is based on the actual inception date (8/19/1998).
[5]	Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (8/19/1998 – 8/31/1998). Annualization calculation of the inception to date returns is based on the actual inception date (8/19/1998).
[6]	Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (8/18/1998 – 8/31/1998). Annualization calculation of the inception to date returns is based on the actual inception date (8/18/1998).
[7]	Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (8/26/1998 –8/31/1998). Annualization calculation of the inception to date returns is based on the actual inception date (8/26/1998).
[8]	The Fund's Class Y Shares commenced operations on May 1, 2015. For periods prior to May 1, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[9]	The Bloomberg 3-15 Year Municipal Blend Index returns for the "Since Inception" period are not provided because index returns are not available prior to June 30, 1993.
[10]	Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (9/5/1989 – 9/30/1989). Annualization calculation of the inception to date returns is based on the actual inception date (9/5/1989).
[11]	The Fund's Class Y Shares commenced operations on May 1, 2015. For periods prior to May 1, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[12]	The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[13]	Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (8/19/1998 – 8/31/1998). Annualization calculation of the inception to date returns is based on the actual inception date (8/19/1998).
[14]	The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[15]	The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[16]	Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (8/18/1998 – 8/31/1998). Annualization calculation of the inception to date returns is based on the actual inception date (8/18/1998).
[17]	Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (8/19/1998 – 8/31/1998). Annualization calculation of the inception to date returns is based on the actual inception date (8/19/1998).
[18]	The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[19]	Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (8/18/1998 – 8/31/1998). Annualization calculation of the inception to date returns is based on the actual inception date (8/18/1998).
[20]	The Fund's Class Y Shares commenced operations on October 30, 2015. For periods prior to October 30, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.
[21]	Benchmark returns since inception do not include the return for the partial month following inception date of the Fund (8/26/1998 – 8/31/1998). Annualization calculation of the inception to date returns is based on the actual inception date (8/26/1998).
[22]	The Fund's Class Y Shares commenced operations on May 1, 2015. For periods prior to May 1, 2015, the performance of the Fund's Class F Shares has been used. Returns for Class Y Shares would have been substantially similar to those of Class F Shares and would have differed only to the extent that Class Y Shares have lower total annual fund operating expenses than Class F Shares.